Consolidated Statements of Profit and Loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations
Net revenue		€ 7,524	€ 7,212	€ 6,592	[1]
Cost of sales		(4,665)	(4,418)	(4,109)	[1]
Gross Margin		2,859	2,794	2,483	[1]
Research and development		(426)	(384)	(395)	[1]
Selling, general and administration expenses		(1,183)	(1,255)	(1,373)	[1]
Operating Expenses		(1,609)	(1,639)	(1,768)	[1]
Other income		1		3	[1]
Profit of equity accounted investees with similar activity to that of the Group		(8)	37	64	[1]
Operating Result		1,243	1,192	782	[1]
Finance income		34	44	62	[1]
Finance costs		(625)	(714)	(597)	[1]
Dividends		2	2
Financial cost of sale of trade receivables		(14)	(31)	(25)	[1]
Change in fair value of financial instruments		33	20	1	[1]
Impairment of financial assets		(3)	(9)
Exchange differences		(55)	(60)	(16)	[1]
Finance result		(628)	(748)	(575)	[1]
Profit/(loss) of other equity accounted investees	[1]			(1)
Profit before income tax		615	444	206	[1]
Income tax expense		(115)	(231)	(43)	[1]
Consolidated net profit		500	213	163	[1]
Profit attributable to the Parent		402	157	42	[1]
Profit attributable to non-controlling interest		€ 98	€ 56	€ 121	[1]
Basic earnings per share (Euros)		€ 0.59	€ 0.23	€ 0.06	[1]
Diluted earnings per share (Euros)		€ 0.59	€ 0.23	€ 0.06	[1]

[1]	(See Note 2.d)